Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Registrant Name	NAUTILUS BIOTECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39434
Entity Tax Identification Number	98-1541723
Entity Address, State or Province	WA
Entity Address, Address Line One	2701 Eastlake Avenue East
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98102
City Area Code	206
Local Phone Number	333-2001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NAUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001808805
Amendment Flag	false